Bank Loans (Details) - Schedule of outstanding balances of bank loans $ in Thousands	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Apr. 20, 2018 SGD ($)
Schedule of outstanding balances of bank loans [Abstract]
Loan from Bank of Shanghai Pudong Development	$ 4,425,504
Loan from Bank of Communication	3,097,605	$ 1,132,327
Loans from Development Bank of Singapore	23,374	60,681
Loans from China Merchants Bank		990,785
Total	7,546,483	2,183,793
Less: Non-current portion	(9,644)	(22,554)
Short term bank loans	$ 7,536,839	$ 2,161,239	$ 10,000